Financial Instrument Related Costs and Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Financial Instrument Related Costs And Other
Loss on derivative in gold bullion loans		$ (595)	$ (977)
Gain on derivative warrant liabilities (Note 26)	6,232	291
Change in fair v alue of convertible debentures (Note 25)	(901)	50
Accretion on asset retirement obligation (Note 20)	(134)	(6)	(8)
Finance costs (Note 23)		(1,978)	(457)
Transaction costs on convertible debenture (Note 25)	(31)	(855)
Loss on disposal of assets	(27)
Settlement of lawsuit			(116)
Transaction costs on derivative warrant liabilities (Note 7)	(665)
Interest accretion		(584)	(746)
(Interest) forgiveness of interest on leases	35	(7)	(8)
Withholding tax costs	(11)	3	(37)
Total Financial Instrument Related Costs and Other	$ 4,498	$ (3,681)	$ (2,349)